Income taxes (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2019	2018 (1)	2017
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(1 25)	$(39)	$(19)
Current income tax expense	1, 36 5	1,392	1,160
	1,240	1,353	1,141
Provision for deferred income taxes
Adjustments for prior years	107	32	6
Effect of changes in tax rates and laws	34	87	3
Origination and reversal of temporary differences	(33)	(50)	12
	108	69	21
	1,348	1,422	1,162
OCI	22	42	166
Total comprehensive income	$1,370	$1,464	$1,328

(1)
Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2019	2018	2017
Current income taxes
Federal	$634	$686	$683
Provincial	428	467	451
Foreign	226	188	127
	1,288	1,341	1,261
Deferred income taxes
Federal	30	54	52
Provincial	20	36	33
Foreign	3 2	33	(18)
	8 2	123	67
	$1,3 70	$1,464	$1,328

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2019		2018		2017
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,718	26.5%	$1,777	26.5%	$1,558	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(214)	(3.3)	(220)	(3.3)	(137)	(2.3)
Tax-exempt income	(131)	(2.0)	(203)	(3.0)	(219)	(3.7)
Disposition	–	–	(1)	–	(26)	(0.4)
Changes in income tax rate on deferred tax balances	34	0.5	88	1.3	3	–
Impact of equity-accounted income	(23)	(0.4)	(29)	(0.4)	(25)	(0.4)
Other (including Enron settlement)	(36)	(0.5)	10	0.1	8	0.1
Income taxes in the consolidated statement of income	$1,348	20.8%	$1,422	21.2%	$1,162	19.8%

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Buildings and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other (2)	Total assets
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (3)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$107	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	107	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	(87)
	Other (3)	14	(4)	10	–	(17)	–	(2)	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$127	$994
2017	Balance at beginning of year	$227	$88	$520	$31	$25	$70	$117	$1,078
	Recognized in net income	2	(14)	19	15	(26)	(49)	3	(50)
	Recognized in OCI	–	–	(49)	–	19	–	–	(30)
	Acquisitions	14	–	86	–	111	–	10	221
	Other (3)	2	(5)	(17)	1	(5)	(3)	(23)	(50)
	Balance at end of year	$245	$69	$559	$47	$124	$18	$107	$1,169

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Buildings and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Foreign currency	Other	Total liabilities
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	–	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	–	13	(21)
	Recognized in OCI	–	–	(6)	–	–	–	(1)	(7)
	Other (3)	(12)	(9)	9	2	(9)	–	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$–	$(6)	$(507)
2018	Balance at beginning of year under IFRS 9 (4)	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
	Recognized in net income	53	–	3	1	3	–	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	–	13	8
	Other (3)	(11)	5	(1)	7	4	1	(24)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$–	$6	$(436)
2017	Balance at beginning of year	$(158)	$(45)	$(8)	$(88)	$(54)	$24	$1	$(328)
	Recognized in net income	(19)	(3)	1	(5)	36	–	19	29
	Recognized in OCI	–	–	(5)	–	(13)	–	2	(16)
	Acquisitions	(143)	(7)	–	–	–	–	–	(150)
	Other (3)	(9)	3	2	–	14	(25)	8	(7)
	Balance at end of year	$(329)	$(52)	$(10)	$(93)	$(17)	$(1)	$30	$(472)
Net deferred tax assets as at October 31, 2019									$479
Net deferred tax assets as at October 31, 2018									$558
Net deferred tax assets as at October 31, 2017									$697

(1)
The tax loss carryforwards include $22 million (2018: $38 million; 2017: $18 million) that relate to operating losses (of which $1 million relate to Canada, $18 million relate to the U.S., and $3 million relate to the Caribbean) that expire in various years commencing in 2020, and $2 million (2018: nil, 2017: nil) that relate to U.S. capital losses that expire in 2024.

(2)	Certain information has been restated to conform to the presentation adopted in the current year.
(3)	Includes foreign currency translation adjustments.
(4)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.